Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Emerging Markets Portfolio
January 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 96.72%Δ
Brazil − 3.34%
Hypera	181,000	$1,074,475
Itau Unibanco Holding ADR	88,137	460,075
Suzano †	83,300	943,013
		2,477,563
Canada − 1.03%
Barrick Gold	34,211	765,300
		765,300
China − 43.61%
Alibaba Group Holding †	161,780	5,134,012
Baidu ADR †	14,672	3,448,213
China Medical System Holdings	676,000	968,537
China Merchants Bank Class H	515,000	3,943,806
CSPC Pharmaceutical Group	2,054,960	2,089,069
Haier Smart Home Class H †	464,600	1,923,537
Hengan International Group	141,500	1,012,011
NetEase	138,462	3,154,728
Ping An Insurance Group Co. of China Class H	296,000	3,486,225
Tencent Holdings	49,200	4,383,883
Tingyi Cayman Islands Holding	984,000	1,955,249
Yum China Holdings	15,015	851,501
		32,350,771
Hong Kong − 1.75%
WH Group 144A #	1,602,500	1,298,592
		1,298,592
India − 10.91%
Bajaj Auto	7,470	409,683
HCL Technologies	152,812	1,909,043
Housing Development Finance	64,349	2,092,430
Infosys ADR	92,245	1,557,095
Reliance Industries	84,488	2,126,217
		8,094,468
Indonesia − 1.64%
Bank Rakyat Indonesia Persero	4,107,200	1,217,649
		1,217,649
	Number of shares	Value (US $)
Common StockΔ (continued)
Mexico − 1.15%
Grupo Financiero Banorte Class O †	170,854	$850,978
		850,978
Peru − 1.31%
Credicorp	6,458	970,831
		970,831
Republic of Korea − 7.89%
Korea Zinc †	684	246,804
LG Chem	218	177,812
Samsung Electronics	58,692	4,290,798
Samsung Fire & Marine Insurance	3,587	538,448
Shinhan Financial Group †	21,778	597,251
		5,851,113
Russia − 2.48%
LUKOIL (London International Exchange) PJSC ADR	15,966	1,129,987
Polymetal International	33,101	714,443
		1,844,430
Taiwan − 17.30%
ASE Technology Holding	445,000	1,465,346
CTBC Financial Holding	934,046	632,777
Delta Electronics	126,000	1,268,261
Hon Hai Precision Industry	602,000	2,394,219
Taiwan Semiconductor Manufacturing	334,588	7,070,980
		12,831,583
United Kingdom − 4.31%
Mondi	72,283	1,702,258
Unilever	25,701	1,493,975
		3,196,233
Total Common Stock (cost $52,437,600)		71,749,511

Preferred Stock – 2.80%Δ
Brazil − 0.69%
Itausa 3.88%	263,888	512,207
		512,207
Republic of Korea − 2.11%
LG Chem 2.05%	1,353	563,967
Samsung Electronics 4.03%	15,351	1,001,153

NQ-DPT-151 [1/21] 3/21 (1552075)    1

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Emerging Markets Portfolio (Unaudited)
	Number of shares	Value (US $)

Preferred Stock (continued)
Republic of Korea (continued)
		1,565,120
Total Preferred Stock (cost $1,829,334)		2,077,327

Short-Term Investments – 0.61%
Money Market Mutual Funds – 0.61%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	112,562	$112,562
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	112,562	112,562
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	112,562	112,562
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	112,563	112,563
Total Short-Term Investments (cost $450,249)		450,249

Total Value of Securities−100.13% (cost $54,717,183)		74,277,087
Liabilities Net of Receivables and Other Assets — (0.13)%		(99,178)
Net Assets Applicable to 7,563,549 Shares Outstanding — 100.00%	$74,177,909
Δ	Securities have been classified by country of origin.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2021, the aggregate value of Rule 144A securities was $1,298,592, which represents 1.75% of the Portfolio's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
GS – Goldman Sachs
PJSC – Private Joint Stock Company

2    NQ-DPT-151 [1/21] 3/21 (1552075)